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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):        [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greywolf Capital Management LP
Address:   4 Manhattanville Road, Suite 201
           Purchase, New York 10577


Form 13F File Number: 28-11771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Savitz
Title:    Managing Member of the General Partner of the Reporting Manager
Phone:    (914) 251-8200

Signature, Place, and Date of Signing:

/s/ Jonathan Savitz
----------------------
    Jonathan Savitz                    Purchase, New York          May 17, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total:      8

Form 13F Information Table Value Total:    $2,132,847
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number     Name

     1        28-11776                 Greywolf Advisors LLC


                                                        FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2             COLUMN 3  COLUMN 4   COLUMN 5            COLUMN 6 COLUMN 7 COLUMN 8
--------                 --------             --------  --------   --------            -------- -------- --------
                                                           VALUE     SHARES/  SH/ PUT/ INVESTMT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS      CUSIP   (x $1,000)   PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED NONE
------------------------ -------------------- --------- ---------- ---------- --- ---- -------- -------- ---------- ------ ----
ARBINET CORP             COM                  03875P100      1,986    974,960 SH       OTHER        1       974,960
CRYSTALLEX INTL CORP     COM                  22942F101      3,942 12,332,012 SH       OTHER        1    12,332,012
GOLD RESV INC            NOTE 5.500% 6/1      38068NAB4     13,306 19,284,000 PRN      OTHER        1    19,284,000
NAVISTAR INTL CORP       NEW NOTE 3.000% 10/1 63934EAL2     49,060 44,000,000 PRN      OTHER        1    44,000,000
NAVISTAR INTL CORP       NEW COM              63934E108      9,752    218,016 SH       OTHER        1       218,016
PROTECTION ONE INC       COM NEW              743663403      7,278    635,088 SH       OTHER        1       635,088
SPDR S&P 500 ETF TR      UNIT SER 1 S&P       78462F103  2,047,500 17,500,000 SH  PUT  OTHER        1    17,500,000
VANTAGE DRILLING COMPANY *W EXP 05/24/201     G93205121         23    765,964 SH  CALL OTHER        1       765,964
